Note 6 - Note Payable-10Q (Details Textual) - Insurance Policy Financing Arrangement [Member] - Notes Payable [Member] - USD ($)	1 Months Ended
	Jan. 31, 2024	Nov. 30, 2022
Debt Instrument, Face Amount	$ 400,000	$ 610,700
Debt Instrument, Interest Rate, Stated Percentage	4.93%	8.49%
Debt Instrument, Term (Month)	11 months	11 months